CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total Bona Film Group Limited's equity	Ordinary shares	Additional paid-in capital	Statutory reserves	Accumulated profit	Accumulated other comprehensive income	Noncontrolling interests	Total
Balance at Dec. 31, 2011	$ 179,349	$ 15	$ 169,520	$ 2,045	$ 2,333	$ 5,436	$ 3,445	$ 182,794
Balance (in shares) at Dec. 31, 2011		29,389,089
Increase (Decrease) in Stockholders' Equity
Exercise of options	1,812		1,812					1,812
Exercise of options (in shares)		348,168
Net (loss) income	(1,284)				(1,284)		(284)	(1,568)
Share-based compensation expenses	4,803		4,803					4,803
Transfer to statutory reserves				498	(498)
Foreign currency translation adjustments	1,029					1,029	2	1,031
Capital contribution by noncontrolling interests holder (Note 24)							774	774
Balance at Dec. 31, 2012	185,709	15	176,135	2,543	551	6,465	3,937	189,646
Balance (in shares) at Dec. 31, 2012		29,737,257
Increase (Decrease) in Stockholders' Equity
Exercise of options	2,350		2,350					2,350
Exercise of options (in shares)		422,978
Net (loss) income	5,657				5,657		(1,133)	4,524
Share-based compensation expenses	3,958		3,958					3,958
Transfer to statutory reserves				991	(991)
Foreign currency translation adjustments	3,047					3,047	9	3,056
Acquisition of noncontrolling interests (Note 24)	339		339				(1,065)	(726)
Capital contribution by noncontrolling interests holder (Note 24)							48	48
Balance at Dec. 31, 2013	201,060	15	182,782	3,534	5,217	9,512	1,796	202,856
Balance (in shares) at Dec. 31, 2013		30,160,235						30,160,235
Increase (Decrease) in Stockholders' Equity
Exercise of options	2,103		2,103					2,103
Exercise of options (in shares)		303,891
Vesting of Restricted Shares (in shares)		32,722
Net (loss) income	6,398				6,398		(557)	5,841
Share-based compensation expenses	11,091		11,091					11,091
Transfer to statutory reserves				170	(170)
Foreign currency translation adjustments	(2,980)					(2,980)	(3)	(2,983)
Acquisition of noncontrolling interests (Note 24)							803	803
Balance at Dec. 31, 2014	$ 217,672	$ 15	$ 195,976	$ 3,704	$ 11,445	$ 6,532	$ 2,039	$ 219,711
Balance (in shares) at Dec. 31, 2014		30,496,848						30,496,848